Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Lives
The useful lives for computing depreciation are as follows:

Years
Machinery and equipment	3 - 15
Computer software and hardware	3 - 5
Leasehold improvements	1 - 20
Buildings and improvements	20 - 30
Furniture, fixtures and transportation equipment	5 - 8